Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation Expense and Associated Tax Benefit

The following table provides the components of share-based compensation expense and the associated tax benefit:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Restricted stock units	$235	$228	$211
Stock options	157	166	150
Total shareholder return units	35	17	28
Performance share awards	35	3	14
Portfolio performance shares	14	—	—
Directors’ compensation and other	5	5	2
Share-based payment expense	481	419	405
Tax benefit for share-based compensation expense	(149)	(139)	(129)
Share-based payment expense, net of tax	$332	$280	$276

Stock Options [Member]
Schedule of Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2012	2011	2010
Expected dividend yield(a)	4.10%	4.14%	4.00%
Risk-free interest rate(b)	1.28%	2.59%	2.87%
Expected stock price volatility(c)	23.78%	25.55%	26.85%
Expected term(d) (years)	6.50	6.25	6.25

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

Summary of Stock Option Activity Data

The following table summarizes data related to all stock option activity:
	Year Ended/As of December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2012	2011	2010
Weighted-average grant date fair value per stock option	$2.79	$3.15	$3.25
Aggregate intrinsic value on exercise	$263	$32	$5
Cash received upon exercise	$568	$153	$16
Tax benefits realized related to exercise	$81	$10	$1
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$148	$177	$178
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.2	1.3	1.3

Schedule of stock option activity

The following table summarizes all stock option activity during 2012:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2011	429,553	$25.31
Granted	57,919	21.04
Exercised	(37,160)	15.98
Forfeited	(6,881)	19.12
Canceled	(60,476)	35.96
Outstanding, December 31, 2012	382,955	$24.00	5.0	$1,230
Vested and expected to vest(b), December 31, 2012	375,102	24.10	4.9	$1,183
Exercisable, December 31, 2012	225,829	$27.32	2.8	$308

(a)	Market price of underlying Pfizer common stock less exercise price.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

Restricted Stock Units [Member]
Summary of Stock Option Activity Data

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2012	2011	2010
Total fair value of shares vested	$348	$256	$222
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$258	$264	$230
Weighted-average period over which RSU cost is expected to be recognized (years)	1.2	1.3	1.4

Schedule of stock option activity

The following table summarizes all RSU activity during 2012:
	Shares (Thousands)	Weighted- Average Grant Date Fair Value Per Share
Nonvested, December 31, 2011	41,940	$17.08
Granted	13,232	21.05
Vested	(15,464)	15.09
Reinvested dividend equivalents	1,585	22.95
Forfeited	(3,433)	19.17
Nonvested, December 31, 2012	37,860	$19.34

Performance Share Awards [Member]
Summary of Stock Option Activity Data

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2012	2011	2010
Total fair value of shares vested	$—	$—	$—
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$33	$—	$—
Weighted-average period over which nonvested PPS cost is expected to be recognized (years)	2.2	—	—

Schedule of stock option activity

The following table summarizes all PPS activity during 2012, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted- Average Intrinsic Value Per Share
Nonvested, December 31, 2011	—	$—
Granted	3,964	21.03
Vested	(2)	22.42
Forfeited	(220)	23.18
Nonvested, December 31, 2012	3,742	$25.08